RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Founder Shares
On July 10, 2020, the Company issued one ordinary share to the Sponsor for no consideration. On July 16, 2020, the Company cancelled the one share issued in July 2020 and the Sponsor purchased 2,875,000 Founder Shares for an aggregate purchase price of $25,000. On September 17, 2020, the Company effected a share capitalization resulting in the Sponsor holding an aggregate of 18,687,500 Founder Shares. On October 8, 2020, the Company effected another share capitalization resulting in the Company’s initial shareholders holding an aggregate of 20,125,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share capitalizations. The Founder Shares will automatically convert into Class A ordinary shares on the first business day following the completion of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to certain adjustments, as described in Note 7.
The Founder Shares included an aggregate of up to 2,625,000 shares that were subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof (together, “Founder Shares”) until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on October 14, 2020, the Company will pay an affiliate of the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021, the Company incurred $30,000 in fees for these services. As of March 31, 2021 and December 31, 2020, there was $55,000 and $25,000 of such fees, respectively, included in accrued expenses in the accompanying condensed consolidated balance sheets.
Advance from Related Party
During the three months ended March 31, 2021, the Sponsor paid for certain costs on behalf of the Company. The advances are non-interest bearing and due on demand. At March 31, 2021, advances amounting to $40,705 were outstanding.
Promissory Note — Related Party
On July 16, 2020, the Company issued an unsecured promissory note to the Sponsor (the “IPO Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $300,000. The IPO Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021 and (ii) the completion of the Initial Public Offering. The IPO Promissory Note was amended and restated on September 17, 2020 solely to increase the amount that could be borrowed to an aggregate principal amount of $400,000. The outstanding balance under the IPO Promissory Note of $400,000 was repaid at the closing of the Initial Public Offering on October 14, 2020.
On January 11, 2021, the Company issued a promissory note with the Sponsor for an aggregate amount of up to $2,500,000 (the “Promissory Note”). The Promissory Note is non-interest bearing and is due and payable in full on the earlier of (i) October 14, 2022 and (ii) the effective date of a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination, involving the maker and one or more businesses. As of March 31, 2021, there was $1,415,000 outstanding under the Promissory Note.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $2.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Restricted Stock Units
On November 13, 2020, the Company entered into a Director Restricted Stock Unit Award Agreement (the “Director Restricted Stock Unit Award Agreement”), between the Company and Jennifer Dulski, a member of the Company's board of directors, providing for the grant of 100,000 restricted stock units (“RSUs”) to Ms. Dulski, which grant is contingent on both the consummation of a Business Combination with the Company and a shareholder approved equity plan. The RSUs will vest upon the consummation of such Business Combination and represent 100,000 Class A ordinary shares of the Company that will settle on a date selected by the Company in the year following the year in which such consummation occurs.
Related Parties
The Company defines related parties as members of our board of directors, entity affiliates, executive officers and principal owners of the Company’s outstanding stock and members of their immediate families. Related parties also include any other person or entity with significant influence over the Company’s management or operations.
Stockholder Note
In 2019, the Company entered into a $58,000 note receivable agreement with a stockholder (“Note Receivable Stockholder”), which was collateralized by the Note Receivable Stockholder’s common stock and redeemable preferred stock. Related to this collateralization, the Company obtained call rights to purchase the collateral at $8.80 per share (“Call Option Rights”). As of December 31, 2020, there was no remaining receivable associated with this related party note; however, our Call Option Rights remained outstanding post settlement, per the terms of our Note Receivable Stockholder agreement.
During the three months ended March 31, 2020, we recognized related party interest income of $770. In December 2020, we exercised our Call Option Rights to acquire the Note Receivable Stockholder collateral, which included 59,750 shares of common stock and 15,097,587 shares of redeemable preferred stock. The Call Option Rights shares were retired upon receipt. The option exercise payable of $133,385 remained outstanding as of December 31, 2020 and the reserved funds were presented within restricted cash and restricted cash equivalents on the Unaudited Condensed Consolidated Balance Sheets. The full payment was subsequently made in January 2021.
Apex Loan
In November 2019, we lent $9,050 to Apex at an interest rate of 12.5% per annum, which had a scheduled maturity date of August 31, 2020. In August 2020, we extended the maturity date to August 31, 2021 and modified the interest rate to 5.0% per annum, which we determined to be below the market rate of interest. In accordance with ASC 835-30, Interest, in 2020, we recognized a loss representing the discounted fair value of the loan receivable relative to its stated value at the market rate of interest, which is accreted into interest income over the remaining term of the loan. During the year ended December 31, 2020, we lent an additional $7,643 to Apex. We had an interest income receivable of $1,443 as of December 31, 2020. During February 2021, Apex paid us $18,304 in settlement of all of their outstanding obligations to us, which consisted of outstanding principal balances of $16,693 and accrued interest of $1,611. During the three months ended March 31, 2021, we recognized interest income of $211 within interest income — related party notes, and we reversed the remainder of the loss for the discount to fair value that had not yet been accreted of $169 within noninterest income — other in the Unaudited Condensed
Consolidated Statements of Operations and Comprehensive Loss. During the three months ended March 31, 2020, we recognized interest income of $282.
NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
On July 10, 2020, the Company issued one ordinary share to the Sponsor for no consideration. On July 16, 2020, the Company cancelled the one share issued in July 2020 and the Sponsor purchased 2,875,000 Founder Shares for an aggregate purchase price of $25,000. On September 17, 2020, the Company effected a share capitalization resulting in the Sponsor holding an aggregate of 18,687,500 Founder Shares. On October 8, 2020, the Company effected another share capitalization resulting in the Company’s initial shareholders holding an aggregate of 20,125,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share capitalizations. The Founder Shares will automatically convert into Class A ordinary shares on the first business day following the completion of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to certain adjustments, as described in Note 8.
The Founder Shares included an aggregate of up to 2,625,000 shares that were subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof (together, “Founder Shares”) until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on October 14, 2020, the Company will pay an affiliate of the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from July 10, 2020 (inception) through December 31, 2020, the Company incurred $25,000, in fees for these services, of which is included in accrued expenses in the accompanying Consolidated Balance Sheet.
Advance from Related Party
As of October 14, 2020, the Sponsor paid for certain offering costs on behalf of the Company in connection with the Initial Public Offering. The advances are non-interest bearing and due on demand. At December 31, 2020, advances amounting to $5,000 were outstanding.
Promissory Note — Related Party
On July 16, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021 and (ii) the completion of the Initial Public Offering. The Promissory Note was amended and restated on September 17, 2020 solely to increase the amount that could be borrowed to an aggregate principal amount of $400,000. The outstanding balance under the Promissory Note of $400,000 was repaid at the closing of the Initial Public Offering on October 14, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $2.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Restricted Stock Units
On November 13, 2020, the Company entered into a Director Restricted Stock Unit Award Agreement (the “Director Restricted Stock Unit Award Agreement”), between the Company and Jennifer Dulski, a member of the Company's board of directors, providing for the grant of 100,000 restricted stock units (“RSUs”) to Ms. Dulski, which grant is contingent on both the consummation of a Business Combination with the Company and a shareholder approved equity plan. The RSUs will vest upon the consummation of such Business Combination and represent 100,000 Class A ordinary shares of the Company that will settle on a date selected by the Company in the year following the year in which such consummation occurs.
Related Parties The Company defines related parties as members of our board of directors, entity affiliates, executive officers and principal owners of the Company’s outstanding stock and members of their immediate families. Related parties also include any other person or entity with significant influence over the Company’s management or operations.
Stockholder Note
2019: In March 2019, the Company entered into a $58,000 note receivable agreement with a stockholder (“Note Receivable Stockholder”), which accrued interest at 7.0%, and was collateralized by the stockholder’s common stock and redeemable preferred stock. Related to this collateralization, the Company obtained call rights to purchase the collateral at $8.80 per share (“Call Option Rights”). The Call Option Rights were not freestanding and were not considered an embedded derivative because they did not qualify for net settlement. The initial scheduled maturity date was December 2019, but certain extensions were built into the note receivable agreement and the note receivable agreement remained outstanding as of December 31, 2019. Both the Company and the stockholder had the option to extend the note receivable for six months beyond the initial scheduled maturity, and the extension option was exercised by the Company in September 2019. After this six-month period, we had a unilateral extension option for unlimited consecutive three-month terms. Our Call Option Rights were effective through the then-current note receivable maturity date in the event the note was prepaid before its then-current maturity date.
In October 2019, the Company assigned a portion of its Call Option Rights to another stockholder who paid $15,155 to purchase an aggregate 1,722,144 of the Note Receivable Stockholder’s common stock and redeemable preferred stock. The Note Receivable Stockholder was then able to use the proceeds from the sale to pay off a portion of the outstanding note receivable and accrued interest owed to us. During the year ended December 31, 2019, we recognized related party interest income of $3,214. As of December 31, 2019, we had an interest income receivable of $2,546 and an outstanding principal balance on the note receivable of $43,513, which were recorded within additional paid-in capital in the Consolidated Balance Sheets.
2020: During the year ended December 31, 2020, the Note Receivable Stockholder made payments totaling $47,823 toward the outstanding principal balance and accrued interest, with the final payment made in November 2020. During the year ended December 31, 2020, we recognized related party interest income of $1,764 and as of December 31, 2020, there was no remaining receivable associated with this related party note; however, our Call Option Rights remained outstanding post settlement, per the terms of our Note Receivable Stockholder agreement.
During December 2020, we exercised our Call Option Rights to acquire the Note Receivable Stockholder collateral, which represented 59,750 shares of common stock and 15,097,587 shares of redeemable preferred stock consisting of: 10,558,256 shares of Series B; 1,042,462 shares of Series D; 220,814 shares of Series E and 3,276,055 shares of Series F. The amount payable in connection with the exercise of $133,385 resulted in a reduction to accumulated deficit of $526 for the common stock retired, a reduction to redeemable preferred stock of $80,201 for the redeemable preferred stock balance at the time of the exercise, and the remainder amount of $52,658 recorded as a reduction to additional paid-in capital. The Call Option Rights shares were retired upon receipt. The option exercise payable remained outstanding as of December 31, 2020 and the reserved funds were presented within restricted cash and cash equivalents on the Consolidated Balance Sheets. The payment was subsequently made in January 2021.
Apex Loan
In November 2019, we lent $9,050 to Apex at an interest rate of 12.5% per annum, which had a scheduled maturity date of August 31, 2020 and remained outstanding as a related party note receivable as of December 31, 2019. We recognized related party interest income of $124 during the year ended December 31, 2019. In August 2020, we extended the maturity date to August 31, 2021 and modified the interest rate to 5.0% per annum, which we determined to be below the market rate of interest, from the amendment date until the outstanding principal balance is paid in full. In accordance with ASC 835-30, Interest, during the year ended December 31, 2020, we recognized a loss of $319 within noninterest income — other in the Consolidated Statements of Operations and Comprehensive Income (Loss) representing the discounted fair value of the loan receivable relative to its stated value at the market rate of interest. The loss is accreted into interest income over the remaining term of the loan. During the year ended December 31, 2020, we lent an additional $7,643 to Apex at an interest rate of 10.0% per annum, which matures on March 31, 2021. We recognized related party interest income of $1,425 during the year ended December 31, 2020, which included $1,319 related to the principal balances of the Apex loans and $106 related to the discount accretion. We had an interest income receivable of $1,443 as of December 31, 2020. See Note 18 for a subsequent event associated with the Apex loans.
We did not enter into any related party arrangements during the year ended December 31, 2018, and had no related party income or expense during the year then ended.
Equity Method Investments
Our interest in Apex, which we acquired in December 2018, was deemed significant under Rule 4-08(g). The seller of the Apex interest had a Seller Call Option over our equity interest in Apex, which the seller exercised during January 2021. See Note 1 under “—Equity Method Investments” for additional information. We also had an equity method investment in a residential mortgage origination joint venture that we exited in the third quarter of 2020, which was not deemed significant for any periods presented. The following tables present summarized financial information for the entities in which we have equity method investments on an aggregated basis since the dates of acquisition:

	As of December 31,
	2020(1)	2019
Total assets	$10,254,902	$5,098,943
Total liabilities	10,032,736	4,932,181
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(1)Does not reflect any amounts attributable to the residential mortgage origination joint venture, as we exited the arrangement in the third quarter of 2020.

	Year Ended December 31,
	2020(1)	2019	2018(2)
Total revenues	$276,968	$149,922	$5,014
Net income	58,426	22,255	432
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(1)For the residential mortgage origination joint venture, reflects amounts through the third quarter of 2020, when we exited the arrangement.
(2)For Apex, reflects amounts subsequent to the date on which we entered into the equity method arrangement.